UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2015 (Unaudited)

Deutsche High Income Fund

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 90.6%
Consumer Discretionary 18.7%
1011778 BC ULC, 144A, 4.625%, 1/15/2022		1,110,000	1,093,350
Ally Financial, Inc., 4.125%, 3/30/2020 (b)		2,590,000	2,585,131
AMC Entertainment, Inc., 5.875%, 2/15/2022 (b)		1,935,000	1,964,025
AMC Networks, Inc., 7.75%, 7/15/2021		720,000	777,600
AmeriGas Finance LLC:
6.75%, 5/20/2020 (b)		4,215,000	4,436,287
7.0%, 5/20/2022		3,260,000	3,455,600
APX Group, Inc., 6.375%, 12/1/2019		1,895,000	1,838,150
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		4,695,000	4,882,800
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		3,750,000	3,975,000
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		3,130,000	2,910,900
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025 (b)		4,085,000	3,834,794
5.5%, 4/1/2023 (b)		6,155,000	6,078,062
Block Communications, Inc., 144A, 7.25%, 2/1/2020		3,469,000	3,538,380
Boyd Gaming Corp., 6.875%, 5/15/2023 (b)		1,295,000	1,327,375
Cablevision Systems Corp., 5.875%, 9/15/2022 (b)		4,610,000	4,471,700
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		3,475,000	3,379,437
144A, 5.375%, 5/1/2025 (b)		2,605,000	2,536,619
144A, 5.875%, 5/1/2027 (b)		4,340,000	4,236,925
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		5,700,000	5,176,312
144A, 6.375%, 9/15/2020		8,315,000	8,258,874
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		2,270,000	2,326,750
Series B, 6.5%, 11/15/2022		3,380,000	3,519,425
Series A, 7.625%, 3/15/2020		990,000	1,022,175
Series B, 7.625%, 3/15/2020		10,455,000	10,899,337
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		200,000	203,000
Crown Media Holdings, Inc., 10.5%, 7/15/2019		2,370,000	2,503,313
CSC Holdings LLC, 5.25%, 6/1/2024 (b)		3,415,000	3,278,400
Dana Holding Corp., 5.5%, 12/15/2024		1,710,000	1,680,075
DISH DBS Corp.:
4.25%, 4/1/2018		2,475,000	2,518,313
5.0%, 3/15/2023		3,110,000	2,876,750
6.75%, 6/1/2021 (b)		4,420,000	4,607,850
7.875%, 9/1/2019		4,165,000	4,618,985
Family Tree Escrow LLC:
144A, 5.25%, 3/1/2020		3,605,000	3,771,731
144A, 5.75%, 3/1/2023		2,992,500	3,127,162
Fiat Chrysler Automobiles NV, 144A, 4.5%, 4/15/2020		3,110,000	3,094,450
Global Partners LP, 144A, 7.0%, 6/15/2023		2,150,000	2,112,375
Group 1 Automotive, Inc., 5.0%, 6/1/2022 (b)		4,010,000	3,989,950
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		2,610,000	2,645,888
7.5%, 7/15/2020 (b)		880,000	930,600
11.5%, 7/15/2020		3,020,000	3,488,100
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		1,380,000	1,449,000
iHeartCommunications, Inc.:
9.0%, 12/15/2019 (b)		4,650,000	4,431,450
11.25%, 3/1/2021		2,510,000	2,437,838
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		1,480,000	1,324,600
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		460,000	460,000
144A, 7.0%, 9/1/2020		3,160,000	3,357,500
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		3,225,000	3,212,906
Mediacom Broadband LLC:
5.5%, 4/15/2021		465,000	453,375
6.375%, 4/1/2023		5,830,000	5,830,000
Mediacom LLC, 7.25%, 2/15/2022		995,000	1,042,263
MGM Resorts International:
6.0%, 3/15/2023 (b)		2,665,000	2,698,313
6.75%, 10/1/2020 (b)		4,799,000	5,086,940
8.625%, 2/1/2019		4,620,000	5,220,600
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022 (b)		1,305,000	1,278,900
Numericable-SFR:
144A, 4.875%, 5/15/2019		4,635,000	4,588,650
144A, 6.0%, 5/15/2022		6,930,000	6,830,381
Penske Automotive Group, Inc., 5.375%, 12/1/2024 (b)		6,265,000	6,343,312
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		1,455,000	1,544,119
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		210,000	206,850
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		3,295,000	3,212,625
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		1,150,000	1,161,500
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		2,405,000	2,567,338
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		2,170,000	2,289,350
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020 (b)		1,865,000	1,911,625
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025 (b)		1,080,000	1,096,200
Springs Industries, Inc., 6.25%, 6/1/2021		2,765,000	2,702,787
Starz LLC, 5.0%, 9/15/2019		1,545,000	1,564,313
Suburban Propane Partners LP, 5.75%, 3/1/2025		1,260,000	1,256,850
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019		1,295,000	1,269,100
UCI International, Inc., 8.625%, 2/15/2019		2,740,000	2,438,600
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		8,260,000	8,420,037
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		2,160,000	2,143,800
144A, 8.5%, 10/15/2022		1,880,000	2,086,800
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		1,475,000	1,445,500

			227,335,372
Consumer Staples 2.5%
Chiquita Brands International, Inc., 7.875%, 2/1/2021		796,000	857,690
Cott Beverages, Inc.:
5.375%, 7/1/2022		3,890,000	3,773,300
144A, 6.75%, 1/1/2020		1,710,000	1,774,125
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (b)		6,410,000	6,682,425
JBS Investments GmbH:
144A, 7.25%, 4/3/2024 (b)		4,640,000	4,802,400
144A, 7.75%, 10/28/2020		3,600,000	3,915,000
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		1,710,000	1,690,249
144A, 8.25%, 2/1/2020		1,450,000	1,537,000
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025 (b)		1,720,000	1,737,200
Post Holdings, Inc., 144A, 6.75%, 12/1/2021 (b)		905,000	905,000
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020 (b)		485,000	412,250
Smithfield Foods, Inc., 6.625%, 8/15/2022		93,000	99,278
The WhiteWave Foods Co., 5.375%, 10/1/2022		1,700,000	1,793,500

			29,979,417
Energy 13.4%
Antero Resources Corp.:
5.125%, 12/1/2022		3,020,000	2,853,900
5.375%, 11/1/2021		2,255,000	2,164,800
144A, 5.625%, 6/1/2023 (b)		1,750,000	1,690,937
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		645,000	604,688
144A, 5.625%, 6/1/2024		855,000	793,013
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		1,850,000	1,443,000
6.75%, 11/1/2020		3,265,000	2,579,350
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		1,075,000	1,107,250
California Resources Corp.:
5.0%, 1/15/2020 (b)		1,305,000	1,148,400
5.5%, 9/15/2021 (b)		2,990,000	2,601,898
6.0%, 11/15/2024 (b)		1,200,000	1,032,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (b)		2,170,000	2,175,425
Chaparral Energy, Inc., 7.625%, 11/15/2022		4,185,000	3,013,200
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (b)		5,645,000	5,108,725
6.125%, 2/15/2021 (b)		430,000	404,200
6.625%, 8/15/2020		2,190,000	2,135,250
Concho Resources, Inc., 5.5%, 4/1/2023		4,760,000	4,760,000
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		1,445,000	1,473,900
144A, 6.25%, 4/1/2023		825,000	858,000
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		4,915,000	4,890,425
144A, 8.125%, 9/15/2023		2,605,000	2,686,406
EP Energy LLC, 144A, 6.375%, 6/15/2023 (b)		1,920,000	1,924,800
EV Energy Partners LP, 8.0%, 4/15/2019		8,885,000	8,263,050
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		870,000	880,875
Halcon Resources Corp.:
144A, 8.625%, 2/1/2020 (b)		3,910,000	3,861,125
8.875%, 5/15/2021		915,000	601,613
9.75%, 7/15/2020		2,940,000	1,977,150
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		1,705,000	1,598,779
144A, 5.75%, 10/1/2025		3,030,000	2,908,800
Holly Energy Partners LP, 6.5%, 3/1/2020		990,000	987,525
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		1,490,000	1,296,300
Laredo Petroleum, Inc., 6.25%, 3/15/2023		2,615,000	2,660,762
Linn Energy LLC, 6.25%, 11/1/2019		1,670,000	1,306,775
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		2,360,000	2,183,000
144A, 6.5%, 3/15/2021		1,880,000	1,809,500
144A, 7.0%, 3/31/2024		5,935,000	5,690,181
Memorial Resource Development Corp., 5.875%, 7/1/2022		1,700,000	1,641,690
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		2,710,000	2,811,625
Newfield Exploration Co., 5.375%, 1/1/2026		1,310,000	1,296,900
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		5,340,000	4,859,400
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		5,220,000	5,298,300
6.875%, 1/15/2023		1,815,000	1,792,312
Parsley Energy LLC, 144A, 7.5%, 2/15/2022		320,000	324,701
Range Resources Corp., 144A, 4.875%, 5/15/2025		1,725,000	1,675,665
Regency Energy Partners LP:
5.0%, 10/1/2022		1,105,000	1,122,456
5.875%, 3/1/2022		245,000	260,806
Rice Energy, Inc., 144A, 7.25%, 5/1/2023 (b)		440,000	451,000
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		4,145,000	4,238,262
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		6,465,000	6,594,300
5.625%, 4/15/2023		1,405,000	1,400,167
144A, 5.625%, 3/1/2025 (b)		2,180,000	2,158,200
5.75%, 5/15/2024 (b)		7,220,000	7,192,925
SESI LLC, 7.125%, 12/15/2021		3,448,000	3,654,880
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		650,000	648,375
Sunoco LP, 144A, 6.375%, 4/1/2023		1,275,000	1,326,000
Talos Production LLC, 144A, 9.75%, 2/15/2018		3,640,000	3,166,800
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		645,000	638,550
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023 (b)		3,050,000	3,095,750
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		1,280,000	992,000
Welltec AS, 144A, 8.0%, 2/1/2019		2,800,000	2,674,000
Whiting Petroleum Corp.:
5.75%, 3/15/2021		3,160,000	3,109,440
144A, 6.25%, 4/1/2023 (b)		8,235,000	8,173,237
Williams Partners LP, 6.125%, 7/15/2022		2,970,000	3,155,625
WPX Energy, Inc., 5.25%, 1/15/2017 (b)		4,850,000	4,959,125

			162,187,493
Financials 4.5%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		4,210,000	4,457,337
AerCap Ireland Capital Ltd., 144A, 5.0%, 10/1/2021		1,055,000	1,085,331
CIT Group, Inc., 3.875%, 2/19/2019 (b)		11,465,000	11,379,012
CNO Financial Group, Inc.:
4.5%, 5/30/2020		630,000	639,450
5.25%, 5/30/2025		1,295,000	1,315,979
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (b)		2,940,000	3,022,373
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		2,695,000	2,833,119
E*TRADE Financial Corp.:
4.625%, 9/15/2023		1,720,000	1,689,900
5.375%, 11/15/2022		1,600,000	1,640,000
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		2,135,000	2,140,338
(REIT), 5.375%, 4/1/2023		6,455,000	6,455,000
(REIT), 5.75%, 1/1/2025 (b)		1,600,000	1,584,000
Hellas Telecommunications Finance, 144A, 8.011% **, 7/15/2015 *	EUR	2,522,281	0
International Lease Finance Corp.:
3.875%, 4/15/2018		3,630,000	3,648,150
6.25%, 5/15/2019 (b)		2,695,000	2,913,969
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		2,650,000	2,825,562
(REIT), 6.875%, 5/1/2021		2,415,000	2,550,844
Popular, Inc., 7.0%, 7/1/2019		1,305,000	1,305,000
Societe Generale SA, 144A, 7.875%, 12/29/2049 (b)		3,905,000	3,924,525

			55,409,889
Health Care 9.3%
Alere, Inc., 144A, 6.375%, 7/1/2023		1,715,000	1,745,013
Community Health Systems, Inc.:
5.125%, 8/1/2021		11,485,000	11,700,344
6.875%, 2/1/2022 (b)		1,935,000	2,041,425
7.125%, 7/15/2020		12,190,000	12,915,305
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		870,000	870,000
Endo Finance LLC:
144A, 5.375%, 1/15/2023		1,955,000	1,930,562
144A, 5.75%, 1/15/2022 (b)		1,935,000	1,959,187
144A, 6.0%, 7/15/2023 (c)		1,860,000	1,901,850
144A, 6.0%, 2/1/2025 (b)		1,310,000	1,331,288
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019 (b)		1,980,000	2,143,350
HCA, Inc.:
6.5%, 2/15/2020		9,615,000	10,744,762
7.5%, 2/15/2022		1,109,000	1,273,964
Hologic, Inc., 144A, 5.25%, 7/15/2022 (c)		855,000	873,169
Horizon Pharma Financing, Inc., 144A, 6.625%, 5/1/2023		1,350,000	1,407,375
IMS Health, Inc., 144A, 6.0%, 11/1/2020 (b)		2,350,000	2,420,500
LifePoint Health, Inc., 5.5%, 12/1/2021		2,430,000	2,508,975
Mallinckrodt International Finance SA, 144A, 4.875%, 4/15/2020		1,440,000	1,465,272
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		4,662,000	4,976,685
Tenet Healthcare Corp.:
144A, 3.786% **, 6/15/2020		1,630,000	1,644,263
6.25%, 11/1/2018 (b)		14,050,000	15,261,812
144A, 6.75%, 6/15/2023		3,435,000	3,503,700
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		3,295,000	3,402,087
144A, 5.875%, 5/15/2023		3,040,000	3,116,000
144A, 6.125%, 4/15/2025		8,685,000	8,934,694
144A, 6.375%, 10/15/2020		2,190,000	2,306,344
144A, 7.5%, 7/15/2021		9,335,000	10,046,794

			112,424,720
Industrials 10.9%
ADT Corp.:
3.5%, 7/15/2022 (b)		1,315,000	1,190,075
5.25%, 3/15/2020 (b)		2,805,000	2,938,237
6.25%, 10/15/2021 (b)		1,405,000	1,475,250
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		4,735,000	5,042,775
Aguila 3 SA, 144A, 7.875%, 1/31/2018		3,955,000	3,915,450
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021 (b)		1,870,000	1,664,300
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		2,335,000	2,317,487
Belden, Inc., 144A, 5.5%, 9/1/2022		3,360,000	3,334,800
Bombardier, Inc.:
144A, 4.75%, 4/15/2019 (b)		1,390,000	1,351,775
144A, 5.5%, 9/15/2018		850,000	841,500
144A, 5.75%, 3/15/2022 (b)		2,060,000	1,833,400
144A, 6.0%, 10/15/2022 (b)		2,320,000	2,059,000
144A, 7.5%, 3/15/2025		875,000	794,063
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019		1,120,000	1,136,800
Casella Waste Systems, Inc., 7.75%, 2/15/2019		3,220,000	3,252,200
Covanta Holding Corp., 5.875%, 3/1/2024		1,940,000	1,935,150
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		2,415,000	2,499,525
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		1,395,000	1,365,356
DR Horton, Inc., 4.0%, 2/15/2020		835,000	830,575
EnerSys, 144A, 5.0%, 4/30/2023		435,000	430,241
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019 (b)		1,295,000	1,298,238
FTI Consulting, Inc., 6.0%, 11/15/2022		1,885,000	1,965,112
Garda World Security Corp., 144A, 7.25%, 11/15/2021		2,550,000	2,448,000
Gates Global LLC, 144A, 6.0%, 7/15/2022		1,695,000	1,533,975
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		3,735,000	3,800,362
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		5,230,000	5,445,737
Masonite International Corp., 144A, 5.625%, 3/15/2023		1,884,000	1,914,615
Meritor, Inc.:
6.25%, 2/15/2024		1,895,000	1,871,313
6.75%, 6/15/2021		4,663,000	4,767,917
Moog, Inc., 144A, 5.25%, 12/1/2022		1,565,000	1,592,388
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		7,315,000	6,336,619
Nortek, Inc., 8.5%, 4/15/2021		3,615,000	3,859,012
Oshkosh Corp.:
5.375%, 3/1/2022		1,455,000	1,487,738
5.375%, 3/1/2025		215,000	215,000
Ply Gem Industries, Inc., 6.5% , 2/1/2022 (b)		3,690,000	3,618,575
SBA Communications Corp., 5.625%, 10/1/2019 (b)		1,920,000	1,996,800
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		2,525,000	2,607,062
Titan International, Inc., 6.875%, 10/1/2020 (b)		3,325,000	3,054,844
TransDigm, Inc.:
6.0%, 7/15/2022		2,290,000	2,261,375
6.5%, 7/15/2024		1,375,000	1,357,813
7.5%, 7/15/2021		10,245,000	11,013,375
Triumph Group, Inc., 5.25%, 6/1/2022		1,145,000	1,130,688
United Rentals North America, Inc.:
4.625%, 7/15/2023		1,465,000	1,436,579
6.125%, 6/15/2023		200,000	204,250
7.375%, 5/15/2020		5,690,000	6,071,173
7.625%, 4/15/2022 (b)		5,690,000	6,159,425
USG Corp., 144A, 5.5%, 3/1/2025		110,000	109,588
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		2,155,000	2,276,219
XPO Logistics, Inc.:
144A, 6.5%, 6/15/2022		2,095,000	2,050,481
144A, 7.875%, 9/1/2019 (b)		2,130,000	2,276,118
ZF North America Capital, Inc.:
144A, 4.5%, 4/29/2022 (b)		4,730,000	4,633,271
144A, 4.75%, 4/29/2025		1,870,000	1,810,403

			132,812,024
Information Technology 4.4%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		955,000	1,005,138
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		7,715,000	8,081,462
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		2,375,000	2,452,187
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		2,900,000	2,979,750
144A, 6.125%, 11/1/2023 (b)		1,315,000	1,351,163
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		1,965,000	1,591,650
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (b)		2,790,000	1,980,900
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		1,280,000	1,251,200
CDW LLC:
5.5%, 12/1/2024		3,115,000	3,083,850
6.0%, 8/15/2022		3,300,000	3,407,250
EarthLink Holdings Corp., 7.375%, 6/1/2020		2,310,000	2,402,400
Entegris, Inc., 144A, 6.0%, 4/1/2022		1,395,000	1,433,362
First Data Corp.:
144A, 7.375%, 6/15/2019		823,000	855,509
144A, 8.75%, 1/15/2022 (b)		7,985,000	8,489,053
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022 (b)		2,435,000	2,581,100
Infor U.S., Inc., 144A, 6.5%, 5/15/2022 (b)		1,950,000	1,984,125
Italics Merger Sub, Inc., 144A, 7.125%, 7/15/2023		860,000	849,250
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		2,145,000	2,056,519
NCR Corp.:
5.875%, 12/15/2021		485,000	499,550
6.375%, 12/15/2023		1,210,000	1,282,600
Open Text Corp., 144A, 5.625%, 1/15/2023		1,690,000	1,673,100
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		1,315,000	1,275,550
Sanmina Corp., 144A, 4.375%, 6/1/2019		230,000	229,425

			52,796,093
Materials 7.1%
ArcelorMittal, 5.125%, 6/1/2020		550,000	557,563
Ardagh Packaging Finance PLC:
144A, 3.286% **, 12/15/2019		2,590,000	2,518,775
144A, 6.75%, 1/31/2021 (b)		2,915,000	2,980,587
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/2019		1,268,000	1,306,040
Ball Corp., 5.25%, 7/1/2025		2,130,000	2,106,038
Berry Plastics Corp., 5.5%, 5/15/2022 (b)		3,820,000	3,834,325
Cascades, Inc., 144A, 5.5%, 7/15/2022		1,295,000	1,252,913
Chemours Co.:
144A, 6.625%, 5/15/2023 (b)		3,925,000	3,802,344
144A, 7.0%, 5/15/2025 (b)		725,000	703,250
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		1,730,000	1,695,400
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		1,915,000	2,010,750
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		2,890,000	2,875,550
Evolution Escrow Issuer LLC, 144A, 7.5%, 3/15/2022		2,105,000	1,994,488
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		321,000	310,568
144A, 7.0%, 2/15/2021		4,190,000	4,006,687
Greif, Inc., 7.75%, 8/1/2019		910,000	1,012,375
Hexion, Inc.:
6.625%, 4/15/2020 (b)		5,340,000	4,899,450
8.875%, 2/1/2018 (b)		4,455,000	4,020,637
Huntsman International LLC:
5.125%, 4/15/2021	EUR	625,000	717,684
144A, 5.125%, 11/15/2022 (b)		2,000,000	1,970,000
Novelis, Inc., 8.75%, 12/15/2020 (b)		5,100,000	5,393,250
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		3,445,000	3,582,800
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021 (b)		2,335,000	2,375,862
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		1,990,000	2,054,675
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020 (b)		11,970,000	12,269,250
6.875%, 2/15/2021		9,230,000	9,622,275
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		1,075,000	1,058,875
144A, 5.125%, 12/1/2024		540,000	532,575
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		1,860,000	1,804,200
Tronox Finance LLC, 6.375%, 8/15/2020 (b)		1,800,000	1,669,500
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		840,000	846,300
144A, 5.625%, 10/1/2024		420,000	425,250

			86,210,236
Telecommunication Services 16.7%
Altice Financing SA:
144A, 6.5%, 1/15/2022		1,500,000	1,500,000
144A, 7.875%, 12/15/2019		2,120,000	2,231,300
Altice Finco SA, 144A, 9.875%, 12/15/2020		2,120,000	2,332,000
B Communications Ltd., 144A, 7.375%, 2/15/2021		2,425,000	2,600,812
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		920,000	921,150
Series W, 6.75%, 12/1/2023 (b)		2,455,000	2,462,672
CommScope, Inc.:
144A, 4.375%, 6/15/2020 (b)		1,050,000	1,060,500
144A, 5.0%, 6/15/2021		2,290,000	2,232,750
CyrusOne LP,
6.375%, 11/15/2022		950,000	983,250
144A, 6.375%, 11/15/2022 (c)		1,935,000	2,002,725
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		2,325,000	2,208,052
144A, 8.25%, 9/30/2020		13,857,000	13,891,642
Digicel Ltd.:
144A, 6.75%, 3/1/2023		3,310,000	3,244,793
144A, 7.0%, 2/15/2020		800,000	828,000
Frontier Communications Corp.:
6.25%, 9/15/2021		1,290,000	1,173,900
6.875%, 1/15/2025 (b)		5,720,000	4,783,350
7.125%, 1/15/2023		12,450,000	11,049,375
8.25%, 4/15/2017		2,796,000	3,005,700
8.5%, 4/15/2020		855,000	893,903
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		4,046,000	4,389,910
7.625%, 6/15/2021		1,910,000	2,101,382
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		4,390,000	3,887,345
7.25%, 10/15/2020		6,485,000	6,412,044
7.5%, 4/1/2021		10,740,000	10,619,175
Level 3 Financing, Inc.:
5.375%, 8/15/2022 (b)		6,080,000	6,140,800
144A, 5.375%, 5/1/2025 (b)		1,730,000	1,667,288
6.125%, 1/15/2021		1,460,000	1,531,102
8.625%, 7/15/2020		4,660,000	4,980,142
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020 (b)		2,485,000	2,389,402
Plantronics, Inc., 144A, 5.5%, 5/31/2023 (b)		855,000	865,688
SBA Telecommunications, Inc., 5.75%, 7/15/2020		4,000,000	4,150,000
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020 (b)		2,190,000	2,382,063
144A, 9.0%, 11/15/2018 (b)		10,410,000	11,755,597
Sprint Corp., 7.125%, 6/15/2024		12,120,000	11,242,512
T-Mobile U.S.A., Inc.:
6.0%, 3/1/2023		500,000	511,875
6.125%, 1/15/2022 (b)		975,000	1,006,688
6.375%, 3/1/2025 (b)		6,520,000	6,666,700
6.625%, 11/15/2020 (b)		6,755,000	7,025,200
6.633%, 4/28/2021		250,000	259,375
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		13,535,000	12,919,157
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		3,469,500	3,747,060
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		4,365,000	4,648,725
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		4,175,000	4,034,094
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		1,850,000	1,933,250
Windstream Services LLC:
6.375%, 8/1/2023 (b)		2,335,000	1,900,106
7.5%, 6/1/2022 (b)		11,470,000	10,079,262
7.75%, 10/15/2020 (b)		485,000	474,694
7.75%, 10/1/2021 (b)		6,460,000	5,910,900
7.875%, 11/1/2017		3,775,000	4,010,937
Zayo Group LLC:
144A, 6.0%, 4/1/2023 (b)		1,710,000	1,688,967
144A, 6.375%, 5/15/2025		2,165,000	2,100,050

			202,837,364
Utilities 3.1%
AES Corp.:
3.283% **, 6/1/2019		1,540,000	1,540,000
8.0%, 6/1/2020 (b)		4,120,000	4,758,600
Calpine Corp.:
5.375%, 1/15/2023 (b)		2,140,000	2,102,550
5.75%, 1/15/2025		2,140,000	2,081,150
Dynegy, Inc.:
144A, 7.375%, 11/1/2022		2,140,000	2,241,650
144A, 7.625%, 11/1/2024		3,850,000	4,071,375
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		4,626,000	4,857,300
NGL Energy Partners LP, 5.125%, 7/15/2019		1,705,000	1,700,738
NRG Energy, Inc.:
6.25%, 5/1/2024 (b)		10,535,000	10,455,987
7.875%, 5/15/2021		1,930,000	2,055,450
Talen Energy Supply LLC, 144A, 5.125%, 7/15/2019 (b)		1,740,000	1,705,200

			37,570,000

Total Corporate Bonds (Cost $1,109,487,495)			1,099,562,608
Government & Agency Obligation 0.3%
U.S. Treasury Obligation
U.S. Treasury Note, 1.0%, 8/31/2016 (Cost $3,031,299)		3,000,000	3,021,564
Loan Participations and Assignments 0.7%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		3,500,000	0
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022		3,340,000	3,321,563
Term Loan B, 4.0%, 1/15/2020		2,630,000	2,634,116
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		2,567,500	2,554,663

Total Loan Participations and Assignments (Cost $11,998,028)			8,510,342
Convertible Bond 1.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $7,181,101)		7,287,779	13,318,416
Preferred Security 0.5%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $4,767,804)		6,975,000	6,347,250

		Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)		106	155,394
Industrials 0.0%
Congoleum Corp.*		135,300	0
Quad Graphics, Inc.		1,515	28,043

			28,043
Materials 0.1%
GEO Specialty Chemicals, Inc.*		809,511	567,953
GEO Specialty Chemicals, Inc. 144A*		12,448	8,733

			576,686

Total Common Stocks (Cost $2,030,047)			760,123
Preferred Stock 0.4%
Consumer Discretionary
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $4,672,023)		5,176	5,256,066
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $1,482,531)		6,700	39,432
Securities Lending Collateral 16.6%
Daily Assets Fund Institutional, 0.16% (e) (f) (Cost $201,381,344)		201,381,344	201,381,344
Cash Equivalents 5.2%
Central Cash Management Fund, 0.09% (e) (Cost $63,302,079)		63,302,079	63,302,079

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,409,333,751) †		115.5	1,401,499,224
Other Assets and Liabilities, Net		(15.5)	(188,498,352)

Net Assets		100.0	1,213,000,872

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	3,500,000	USD	3,508,969	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	4,626,000	USD	2,792,682	4,857,300
Hellas Telecommunications Finance*	8.011%	7/15/2015	2,522,281	EUR	715,283	0
					7,016,934	4,857,300

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2015.

†
The cost for federal income tax purposes was $1,411,631,136.  At June 30, 2015, net unrealized depreciation for all securities based on tax cost was $10,131,912.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,228,858 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $39,360,770.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2015 amounted to $194,196,008, which is 16.0% of net assets.

(c)	When-issued security.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.	August 2013	387,564	155,394	0.01

(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At June 30, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

3/20/2015 6/20/2020	2,170,0001	5.0%	CCO Holdings LLC, 7.25%, 10/30/2017, BB-	212,649	207,407	5,242
9/22/2014 12/20/2019	5,960,0002	5.0%	Community Health Systems, Inc., 8.0%, 11/15/2019, B-	693,921	359,064	334,857
12/22/2014 3/20/2020	3,055,0003	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	509,430	459,096	50,334
6/20/2013 9/20/2018	6,450,0004	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	412,395	247,002	165,393
9/20/2013 12/20/2018	5,000,0004	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	303,195	281,732	21,463
9/20/2013 12/20/2018	5,000,0003	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	303,195	286,606	16,589
Total unrealized appreciation					593,878

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
Counterparties:
1	Barclays Bank PLC
2	Morgan Stanley
3	Credit Suisse
4	Goldman Sachs & Co.
At June 30, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	660,000	USD	703,212	7/13/2015	(32,722)	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$1,099,562,608	$0	$1,099,562,608
Government & Agency Obligation	—	3,021,564	—	3,021,564
Loan Participations and Assignments	—	8,510,342	0	8,510,342
Convertible Bond	—	—	13,318,416	13,318,416
Preferred Security	—	6,347,250	—	6,347,250
Common Stocks	28,043	—	732,080	760,123
Preferred Stock (i)	—	5,256,066	—	5,256,066
Warrants (i)	—	—	39,432	39,432
Short-Term Investments (i)	264,683,423	—	—	264,683,423
Derivatives (j)
Credit Default Swap Contracts	$—	$593,878	$—	$593,878

Total	$264,711,466	$1,123,291,708	$14,089,928	$1,402,093,102

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Exchange Contracts	$—	$(32,722)	$—	$(32,722)

Total	$—	$(32,722)	$—	$(32,722)

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and open forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participation and Assignments	Convertible Bonds	Common Stocks	Warrants	Total
Balance as of September 30, 2014	$ 0	$ 0	$ 12,955,817	$ 375,698	$ 519,606	$ 13,851,121
Realized gain (loss)	—	—	—	(7,412)	—	(7,412)
Change in unrealized appreciation (depreciation)	0	0	502,549	357,066	(480,174)	379,441
Amortization premium/discount	—	—	(139,950)	—	—	(139,950)
Purchases	—	—	—	6,728	—	6,728
(Sales)	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—
Balance as of June 30, 2015	$ 0	$ 0	$ 13,318,416	$ 732,080	$ 39,432	$ 14,089,928
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2015	$ 0	$ 0	$ 502,549	$ 357,066	$ (26,047)	$ 833,568

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 6/30/2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Consumer Discretionary	$155,394	Market Approach	Book Value of Equity	9.81
			Discount to Public Comparable	15%
			Discount for Lack of Marketability	15%
Industrials	$0	Asset Valuation	Book Value of Equity	0
Materials	$576,686	Market Approach	EV/EBITDA Multiple	6.84
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%
Warrants
Materials	$39,432	Black Scholes Option Pricing Model	Implied Volatility	25%
			Discount for Lack of Marketability	20%
Loan Participations & Assignments
Senior Loans	$0	Market Approach	Evaluated Price	0
Corporate Bonds
Financials	$0	Asset Valuation	Book Value	0
Convertible Bonds
Materials	$13,318,416	Convertible Bond Methodology	EV/EBITDA Multiple	6.84
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability.  A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s fixed income investments include the convertible bond methodology.  A significant change in the EV to EBITDA ratio could have a material change on the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.  Generally, there is a direct relationship between the EV to EBITDA ratio and the fair value measurement of a fixed income investment.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$593,878	$—
Foreign Exchange Contracts	$—	$(32,722)

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 21, 2015